Intangible Assets, Net (Details) - Schedule of Amortization Amount of Intangible Asset	Dec. 31, 2023 USD ($)
Schedule of Amortization Amount of Intangible Asset [Abstract]
2024 (remaining 6 months)	$ 5,740
2025	11,480
2026	11,480
2027	9,567
Total	$ 38,267